COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES

Nordic Galaxy
In August 2010, we did not take delivery of the first of the two newbuilding vessels we agreed to acquire on November 5, 2007, because the vessel in our judgment was not in a deliverable condition as under the Memorandum of Agreement between the Company and the Seller. The Seller, a subsidiary of First Olsen Ltd, did not agree with the Company and the parties commenced arbitration procedures which took place in London in October and November 2011. The agreed total price at scheduled delivery was $90.0 million per vessel, including supervision expenses. The Company furnished to the Seller a loan equivalent to the payment installments under the shipbuilding contract. The loan from the Company to the Seller accrued interest at a rate equal to the Company's cost of funds, and the loan was to be repaid on delivery of the vessel.

According to the first partial award received on November 18, 2011, the vessel was found to be in a deliverable condition in August 2010.  The Seller originally claimed $26.8 million in compensation however the first partial award was limited to $16.2 million. The compensation of $16.2 million has been recognized as a subsequent event in our interim statement of operations and is included in the Accrued Liabilities for the nine months ended September 30, 2011. The recorded loss on contract will not have an impact on the Company's net cash flow for the nine months ended September 30, 2011.

As a consequence of the first partial award, the Seller has to repay to us the outstanding loan balance as of November 18, 2011of $19.3 million. As of the date of this report, the Seller has paid to us the total outstanding balance and the Company has also settled the compensation to the Seller. In November 2011, the Seller paid $1.2 million in interest income to us in connection with the outstanding balance of the loan. The interest on the outstanding amount has not been recognized in the profit and loss account for the nine months ended September 30, 2011.

On January 17, 2012, we received the final award from the tribunal and as a consequence we shall be responsible for some of the legal costs of the Seller. We expect that the amount of legal fees of the Seller will be approximately $1.2 million.

As at September 30, 2011, we have included in Prepaid Expenses and Other Current Assets the outstanding loan to the Seller of $26.8 million, and $9.0 million as deposit on contract. The deposit on contract is to be paid to the Company when the arbitration procedures are finalized. For the nine months ended September 30, 2011, we have recognized $0.8 million in legal fees. We have recognized $0.7 million in legal fees during October and November 2011.

Newbuilding Nordic Zenith
As at September 30, 2011, the Company was committed to the newbuilding contract of Nordic Zenith that we agreed to acquire in April, 2010, for a total cost of $64.7 million, excluding capitalized interest and pre-delivery expenses. As at September 30, 2011, the remaining payment required to be made under this newbuilding contract was $29.1 million.

Nordic Harrier
In October 2010, Nordic Harrier was redelivered, from a long-term bareboat charter agreement, to the Company and went directly into drydock. The drydock period lasted until the end of April 2011. The vessel had not been technically operated according to sound maintenance practices by Gulf Navigation Company LLC, and the vessel's condition on redelivery to us was far below the contractual obligation of the charterer. All drydock  expenses are capitalized and paid as of September 30, 2011. We have sought compensation for these expenses, but have not been able to reach an agreement with Gulf Navigation Company LLC. The arbitration procedures have started and are expected to be finalized in 2012.

Legal Proceedings and Claims
The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.

No claims have been filed against the Company for the fiscal year 2011 or 2010, and the Company has not been a party to any legal proceedings for the nine months ended September 30, 2011 and September 30, 2010, except for information set forth above.